B A R O N
                                  F U N D S(R)

                                Baron Asset Fund
                                Baron Growth Fund
                              Baron Small Cap Fund
                             Baron iOpportunity Fund
                         Baron Fifth Avenue Growth Fund


                      Supplement dated February 15, 2007 to
                        Prospectus dated January 26, 2007


     Effective immediately, the current investment goal of Baron Asset Fund to achieve capital appreciation through long-term investments in securities of small and medium sized companies is changed to provide capital appreciation through investments primarily in the securities of medium sized growth companies. The prospectus of the Baron Funds(r) (the "Funds") is modified as follows in connection with this change to the investment goal of Baron Asset Fund.

          On page 3 of the prospectus, under "WHAT ARE THE INVESTMENT GOALS OF THE FUNDS?" the word "primarily" is inserted after the word "investments" and the words "small and" in the paragraph beside Baron Asset Fund are deleted.

          On page 4 of the prospectus, in the first sentence of the second full paragraph beginning with Baron Asset Fund, the words "small and" are deleted. The second sentence of the same paragraph stating that "A small sized company is defined as one having a market capitalization of under $2.5 billion." is deleted.

          On page 5 of the prospectus, under "WHAT KINDS OF SECURITIES DO THE FUNDS BUY?" in the first sentence of the paragraph beginning with Baron Asset Fund, the words "small and" are deleted.

          On page 22 of the prospectus, in the eleventh sentence of the first full paragraph, "Baron Asset Fund" is deleted.



     This information supplements the prospectus dated January 26, 2007. This supplement and the prospectus constitute a current prospectus. To request another copy of the prospectus, please call 1- 800-992-2766 or visit our website at BaronFunds.com.

                                    B A R O N
                                  F U N D S(r)

                                Baron Asset Fund
                                Baron Growth Fund
                              Baron Small Cap Fund
                             Baron iOpportunity Fund
                         Baron Fifth Avenue Growth Fund

                      Supplement dated February 15, 2007 to
           Statement of Additional Information dated January 26, 2007


     Effective immediately, the current investment goal of Baron Asset Fund to achieve capital appreciation through long-term investments in securities of small and medium sized companies is changed to provide capital appreciation through investments primarily in the securities of medium sized growth companies. The statement of additional information of the Baron Funds (the "Funds") is modified as follows in connection with this change to the investment goal of the Baron Asset Fund.

          On page 3 of the statement of additional information, in the first paragraph under "INVESTMENT GOALS, STRATEGIES AND RISKS", the words "small and" in the second and third sentences are deleted.






     This information supplements the statement of additional information dated January 26, 2007. This supplement and the statement of additional constitute a current statement of additional. To request another copy of the prospectus and statement of additional information, please call 1-800-992-2766 or visit our website at BaronFunds.com.